Finance Leases - Schedule of Net Book Value of Leased Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Leases [Abstract]
Transport equipment and vehicles	$ 592,371	$ 562,092
Operating machinery and equipment	168,779	160,017
Construction in progress	540	13,989
Less: accumulated depreciation	(173,284)	(117,224)
Net value of property, plant and equipment, obtained under capital lease agreements	$ 588,406	$ 618,874